Financial instruments - Hedging reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Hedging Reserve of cash flow hedges [Roll Forward]
Balance at beginning of the year	$ 0	$ 0
Unrealized losses on fair value that may be subsequently reclassified to consolidated statements of loss	(337)	0
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	360	0
Balance at end of the year	$ 23	$ 0